                           STYLE SELECT SERIES, INC.
                SUPPLEMENT TO THE PROSPECTUS DATED MARCH 5, 1997

The date of the Prospectus is hereby changed to May 30, 1997.

                              FINANCIAL HIGHLIGHTS

The following unaudited Financial Highlights are for the period November 19, 1996 (commencement of operations) through April 30, 1997 with respect to Class A and Class B shares, and for the period March 6, 1997 (commencement of operations) through April 30, 1997, with respect to Class C shares. These Financial Highlights should be read in conjunction with the unaudited financial statements and notes thereto, which are included in the Statement of Additional Information and are incorporated by reference herein.

                                                   NET
                                               GAIN(LOSS)                 DIVIDENDS
                                               ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET       MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-      REALIZED      INVEST-      INVEST-     FROM      TOTAL
PERIOD               BEGINNING       MENT          AND          MENT        MENT      CAPITAL   DISTRI-
ENDED                OF PERIOD    INCOME(1)    UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   -----------   ----------   ---------   -------   -------
AGGRESSIVE GROWTH PORTFOLIO
---------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $(0.02)      $  0.03       $ 0.01        $--        $--       $--

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50        (0.06)         0.04        (0.02)        --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     13.38        (0.01)        (0.88)       (0.89)        --         --        --

                                                                      RATIO OF NET
                      NET                                RATIO OF      INVESTMENT
                     ASSET                NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                 END OF      TO AVERAGE     TO AVERAGE               COMMISSION
PERIOD               END OF    TOTAL        PERIOD         NET            NET        PORTFOLIO     PER
ENDED                PERIOD  RETURN(2)     (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)
-------------------  ------  ---------    ----------   ------------   ------------   --------   ----------
AGGRESSIVE GROWTH PORTFOLIO
---------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...  $12.51      0.08%     $ 31,278        1.90%          (0.27)%       95%      $ 0.0544

                                                CLASS B
                                                -------
11/19/96-4/30/97...   12.48     (0.16)       18,723        2.55           (0.91)        95         0.0544

                                                CLASS C
                                                -------
3/06/97-4/30/97....   12.49     (6.65)        1,161        2.55           (0.64)        95         0.0544

--------------------------------------------------------------------------------

                                                   NET
                                               GAIN(LOSS)                 DIVIDENDS
                                               ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET       MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-      REALIZED      INVEST-      INVEST-     FROM      TOTAL
PERIOD               BEGINNING       MENT          AND          MENT        MENT      CAPITAL   DISTRI-
ENDED                OF PERIOD    INCOME(1)    UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   -----------   ----------   ---------   -------   -------
MID-CAP GROWTH PORTFOLIO
------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $(0.06)      $ (1.42)      $(1.48)       $--        $--       $--

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50        (0.10)        (1.41)       (1.51)        --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     11.93        (0.03)        (0.91)       (0.94)        --         --        --


                                                                      RATIO OF NET
                      NET                                RATIO OF      INVESTMENT
                     ASSET                NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                 END OF      TO AVERAGE     TO AVERAGE               COMMISSION
PERIOD               END OF    TOTAL        PERIOD         NET            NET        PORTFOLIO     PER
ENDED                PERIOD  RETURN(2)     (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)
-------------------  ------  ---------    ----------   ------------   ------------   --------   ----------
MID-CAP GROWTH PORTFOLIO
------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...  $11.02    (11.84)%    $ 21,055        1.90%          (1.04)%       38%      $ 0.0472

                                                CLASS B
                                                -------
11/19/96-4/30/97...   10.99    (12.08)       15,551        2.55           (1.76)        38         0.0472

                                                CLASS C
                                                -------
3/06/97-4/30/97....   10.99     (7.88)          855        2.55           (1.80)        38         0.0472

--------------------------------------------------------------------------------

                                                   NET
                                               GAIN(LOSS)                 DIVIDENDS
                                               ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET       MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-      REALIZED      INVEST-      INVEST-     FROM      TOTAL
PERIOD               BEGINNING       MENT          AND          MENT        MENT      CAPITAL   DISTRI-
ENDED                OF PERIOD    INCOME(1)    UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   -----------   ----------   ---------   -------   -------
VALUE PORTFOLIO
---------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $ 0.01       $  1.03       $ 1.04        $--        $--       $--

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50        (0.04)         1.04         1.00         --         --        --

                                                CLASS C
                                                -------
3/06/97-4/30/97....     13.56        (0.02)        (0.04)       (0.06)        --         --        --


                                                                      RATIO OF NET
                      NET                                RATIO OF      INVESTMENT
                     ASSET                NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                 END OF      TO AVERAGE     TO AVERAGE               COMMISSION
PERIOD               END OF    TOTAL        PERIOD         NET            NET        PORTFOLIO     PER
ENDED                PERIOD  RETURN(2)     (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)
-------------------  ------  ---------    ----------   ------------   ------------   --------   ----------
VALUE PORTFOLIO
---------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...  $13.54      8.32%     $ 35,691        1.90%           0.16%        16%      $ 0.0600

                                                CLASS B
                                                -------
11/19/96-4/30/97...   13.50      8.00        25,641        2.55           (0.62)        16         0.0600

                                                CLASS C
                                                -------
3/06/97-4/30/97....   13.50     (0.44)        1,875        2.55           (0.83)        16         0.0600

--------------------------------------------------------------------------------

INTERNATIONAL EQUITY PORTFOLIO

                                                   NET
                                               GAIN(LOSS)                 DIVIDENDS
                                               ON INVEST-      TOTAL        FROM      DISTRI-
                     NET ASSET       NET       MENTS(BOTH       FROM         NET      BUTIONS
                       VALUE,      INVEST-      REALIZED      INVEST-      INVEST-     FROM      TOTAL
PERIOD               BEGINNING       MENT          AND          MENT        MENT      CAPITAL   DISTRI-
ENDED                OF PERIOD    INCOME(1)    UNREALIZED)   OPERATIONS    INCOME      GAINS    BUTIONS
-------------------  ----------   ----------   -----------   ----------   ---------   -------   -------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...    $12.50       $ 0.02       $ (0.04)      $(0.02)       $--        $--       $--

                                                CLASS B
                                                -------
11/19/96-4/30/97...     12.50         0.02         (0.08)       (0.06)        --         --        --
                                                CLASS C
                                                -------
3/06/97-4/30/97....     12.60         0.03         (0.18)       (0.15)        --         --        --


                                                                      RATIO OF NET
                      NET                                RATIO OF      INVESTMENT
                     ASSET                NET ASSETS     EXPENSES        INCOME                  AVERAGE
                     VALUE,                 END OF      TO AVERAGE     TO AVERAGE               COMMISSION
PERIOD               END OF    TOTAL        PERIOD         NET            NET        PORTFOLIO     PER
ENDED                PERIOD  RETURN(2)     (000'S)     ASSETS(3)(4)   ASSETS(3)(4)   TURNOVER    SHARE(5)
-------------------  ------  ---------    ----------   ------------   ------------   --------   ----------
INTERNATIONAL EQUITY PORTFOLIO
------------------------------
                                                CLASS A
                                                -------
11/19/96-4/30/97...  $12.48     (0.16)%    $ 22,995        2.15%           0.32%        14%      $ 0.0175

                                                CLASS B
                                                -------
11/19/96-4/30/97...   12.44     (0.48)       14,123        2.80            0.31         14         0.0175

                                                CLASS C
                                                -------
3/06/97-4/30/97....   12.45     (1.19)        1,095        2.80            1.39         14         0.0175

------------------------
(1) Calculated based upon average shares outstanding

(2) Total return is not annualized and does not reflect sales load

(3) Annualized

(4) Net of the following expense reimbursements (based on average net assets):

   Aggressive Growth Portfolio, Class A.......       .22%
   Aggressive Growth Portfolio, Class B.......       .35%
   Aggressive Growth Portfolio, Class C.......      2.14%
   Mid-Cap Growth Portfolio, Class A..........       .28%
   Mid-Cap Growth Portfolio, Class B..........       .44%
   Mid-Cap Growth Portfolio, Class C..........      3.16%
   Value Portfolio, Class A...................       .26%
   Value Portfolio, Class B...................       .36%
   Value Portfolio, Class C...................      1.67%
   International Equity Portfolio, Class A....       .35%
   International Equity Portfolio, Class B....       .53%
   International Equity Portfolio, Class C....      3.22%

(5) The average commission per share is derived by taking the agency commissions paid on equity securities trades and dividing by the number of shares purchased and sold.

The first full paragraph on page 29 of the Prospectus under the subheading 'Management of the Fund' has been replaced by the following:


      Effective June 17, 1997, SunAmerica has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Portfolio's average net assets: Aggressive Growth Portfolio 1.78% for Class A shares and 2.43% for Class B and Class C shares, Mid-Cap Growth Portfolio 1.78% for Class A shares and 2.43% for Class B and Class C shares, Value Portfolio 1.78% for Class A shares and 2.43% for Class B and Class C shares and International Equity Portfolio 2.03% for Class A shares and 2.68% for Class B and Class C shares. SunAmerica also may voluntarily waive or reimburse additional amounts to increase the investment return to a Portfolio's investors. SunAmerica may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by SunAmerica with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

The second paragraph on page 30 of the Prospectus under the subheading 'Mid-Cap Growth Portfolio' is supplemented with the following information:

      On February 5, 1997, Morgan Stanley Group Inc. and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management. Morgan Stanley is the indirect parent of Miller Anderson & Sherrerd, LLP, adviser to the Mid-Cap Growth Portfolio of the Fund.

Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Miller Anderson & Sherrerd, LLP will be a subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

June 17, 1997

                                       2